Risk Management (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Maximum Credit Risk Exposure Of The Financial Instruments [Abstract]
Cash and balances with banks		R$ 81,742,951	R$ 72,554,651
Derivative financial instruments		13,866,885	16,755,442
Loans and advances to banks		32,253,205	94,845,534
Loans and advances to customers		373,813,665	392,083,873
Other financial assets		599,199,362	497,974,002
Total items recorded in the balance sheet	[1]	1,100,876,068	1,074,213,502
Total items not recorded in the balance sheet (Note 41)		283,089,393	316,298,033
Total risk exposure		R$ 1,383,965,461	R$ 1,390,511,535

[1]	Collaterals are mainly represented by: securities, properties, financial investments, sureties and guarantees.